Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000244046 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244046 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244046 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244046 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244046 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244046 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244046 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244046 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244046 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244046 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244046 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	98.30%
C000244046 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000244046 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000244046 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244046 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244046 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000244046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000244046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244046 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000244046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000244046 | Technology
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000244048 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244048 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244048 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244048 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244048 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244048 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244048 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244048 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244048 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244048 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	99.40%
C000244048 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	0.60%
C000244048 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244048 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244048 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244048 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244048 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244048 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244048 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244048 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244048 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244048 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000244048 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244048 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244047 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244047 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244047 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244047 | 701094104 | Parker-Hannifin Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244047 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244047 | 17275R102 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244047 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244047 | 09290D101 | Blackrock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244047 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244047 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	99.40%
C000244047 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	0.60%
C000244047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244047 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000244047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000244047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000244047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000244047 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000244047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000244047 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244050 | 390607109 | Great Lakes Dredge & Dock Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244050 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 126327105 | CS Disco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 84252A106 | California BanCorporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 732344106 | Ponce Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 447462102 | Huron Consulting Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244050 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | 05356F105 | Aveanna Healthcare Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | 910340108 | United Fire Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244050 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000244050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244050 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244050 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244050 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000244050 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000244050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244050 | Technology126327105
Holdings [Line Items]
Percent of Total Investments	98.60%
C000244049 | 390607109 | Great Lakes Dredge & Dock Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244049 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 126327105 | CS Disco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 84252A106 | California BanCorporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 732344106 | Ponce Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 447462102 | Huron Consulting Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244049 | 144285103 | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | 05356F105 | Aveanna Healthcare Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | 910340108 | United Fire Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244049 | Cash & Equivalent60934N500
Holdings [Line Items]
Percent of Total Investments	1.40%
C000244049 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244049 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244049 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244049 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244049 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244049 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000244049 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000244049 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244049 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244049 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000244049 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244049 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000244049 | Technology126327105
Holdings [Line Items]
Percent of Total Investments	98.60%